CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 0	$ 0	$ 0	$ 0	$ 51,255	$ 39,315
Cost of goods sold	0	0	0	0	45,924	42,858
Gross profit (loss)	0	0	0	0	5,331	(3,543)
Operating expenses:
Selling and marketing - stock-based	0	0	65,000	12,500
Selling and marketing - non stock-based	2,239	347	21,887	12,520	31,620	276,444
General and administrative	175,676	190,342	396,850	591,443	674,157	570,446
Total operating expenses	177,915	190,689	483,737	616,463	705,777	846,890
Operating loss	(177,915)	(190,689)	(483,737)	(616,463)	(700,446)	(850,433)
Other (income) expense:
Interest expense	27,882	42,099	84,773	124,279	159,868	465,532
Interest income					0	(33,283)
(Gain) loss on extinguishment of debt	0	9,948	(279,823)	43,542	(1,051,734)	382,976
Other expense, net	600	600	1,800	1,800
Loss before income taxes	(206,397)	(243,336)	(290,487)	(786,084)	191,420	(1,665,658)
Provision for income taxes	0	0	0	0	800	800
Net loss	$ (206,397)	$ (243,336)	$ (290,487)	$ (786,084)	$ 190,620	$ (1,666,458)
Basic and diluted net loss per common share	$ 0.00	$ (.01)	$ (.01)	$ (.02)	$ .01	$ (.05)
Weighted average number of common shares used in basic and diluted per share calculations	47,533,029	37,477,236	44,152,146	37,630,519
Weighted average number of common shares used in basic per share calculations					37,609,063	33,627,167
Weighted average number of common shares used in diluted per share calculations					38,955,254	33,627,167